UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smart Portfolios, LLC
Address: 17865 Ballinger Way NE

         Seattle, WA  98155-4234

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Thompson
Title:     Chief Operating Officer
Phone:     (206)-686-4840

Signature, Place, and Date of Signing:

     /s/  Ron Thompson     Seattle, WA     November 11, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $179,198 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR Barclays Capital 1-3 Mont ETF              78464A680    18248   397992 SH       SOLE                   100260            297732
TIAA-CREF Bond Fund - Retireme ETF              886315720      200    18483 SH       SOLE                                      18483
TIAA-CREF Bond Index Retiremen ETF              87245M855      277    25800 SH       SOLE                                      25800
TIAA-CREF Inflation-Linked Bon ETF              886315696      226    19037 SH       SOLE                                      19037
iShares iBoxx $ Invest Grade C ETF              464287242     7614    67791 SH       SOLE                    16476             51315
iShares iBoxx $ Invest Grade C ETF              464287457    87652  1036449 SH       SOLE                   260374            776075
PowerShares QQQ                ETF              73935A104     4656    88707 SH       SOLE                    20796             67911
SPDR S&P 500                   ETF              78462F103     4551    40217 SH       SOLE                     9502             30715
SPDR S&P MidCap 400 ETF        ETF              78467Y107     3469    24410 SH       SOLE                     6031             18379
TIAA-CREF Growth & Income - Re ETF              87244W763      153    18112 SH       SOLE                                      18112
TIAA-CREF Growth & Income Prem ETF              87245M103      180    21614 SH       SOLE                                      21614
TIAA-CREF Mid-Cap Growth - Ret ETF              87244W888      194    11931 SH       SOLE                                      11931
iShares Dow Jones US Telecom   ETF              464287713     3702   181554 SH       SOLE                    45554            136000
iShares MSCI Australia Index   ETF              464286103     5200   259217 SH       SOLE                    67130            192087
iShares MSCI Brazil Index      ETF              464286400     5015    96433 SH       SOLE                    25683             70750
iShares MSCI Singapore Index   ETF              464286673     3508   318938 SH       SOLE                    81858            237080
iShares S&P Latin America 40 I ETF              464287390     3499    89996 SH       SOLE                    23103             66893
PowerShares DB Agriculture     ETF              73936B408     3713   125169 SH       SOLE                    31363             93806
SPDR Gold Shares               ETF              78463V107     9703    61388 SH       SOLE                    14664             46724
Health Care Select Sector SPDR ETF              81369Y209     3785   119283 SH       SOLE                    29454             89829
PowerShares DB US Dollar Index ETF              73936D107     3925   175951 SH       SOLE                    44040            131911
ProShares Short Russell 2000   ETF              74347R826     7744   216139 SH       SOLE                    58217            157922
ProShares UltraShort Financial ETF              74347X146     1984    23504 SH       SOLE                     5958             17546